Selling and marketing expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling and marketing expenses
Schedule Of Selling And Marketing Expenses

	For the year ended 31 December
	2025	2024	2023
	USD	USD	USD
Offline marketing expenses	49,354	71,571	48,272
Staff costs	429,399	49,413	38,252
Growth marketing expenses	—	—	6,907
	478,753	120,984	93,431